Construction in Progress (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Construction in Progress

RMB
Balance at January 1, 2018	73,106
Additions	74,457
Transferred to property, plant and equipment	(74,879)
Transferred to intangible assets	(6,040)

Balance at December 31, 2018	66,644
Additions	76,870
Transferred to property, plant and equipment	(77,861)
Transferred to intangible assets	(6,447)

Balance at December 31, 2019	59,206